Related Party Transactions - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Purchased from related parties	¥ 3,000	$ 464	¥ 1,900	¥ 3,000
Sales to related parties	2,367	371	¥ 2,846	¥ 3,032
Related Party D [Member]
Related Party Transaction [Line Items]
Purchased from related parties	51	8
Sales to related parties	¥ 2,000	$ 312